FINANCIAL INSTRUMENTS - Estimated fair value (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Liabilities:
Derivative instruments payable	$ 10,000	$ 19,300
Fair value, measurements, recurring
Assets:
Cash and cash equivalents	140,361	174,721
Restricted cash	1,140	14,928
Marketable securities	2,673	2,639
Derivative instruments receivable	4,557
Liabilities:
Floating rate debt	2,075,867	2,089,930
Fixed rate debt	160,141	65,348
Derivative instruments payable	9,972	19,261
Fair value, measurements, recurring | Collateral Pledged
Assets:
Marketable securities		5,835
Fair Value, Inputs, Level 1 | Fair value, measurements, recurring
Assets:
Cash and cash equivalents	140,361	174,721
Restricted cash	1,140	14,928
Marketable securities	2,673	2,639
Derivative instruments receivable	0
Liabilities:
Floating rate debt	0	0
Fixed rate debt	0	0
Derivative instruments payable	0	0
Fair Value, Inputs, Level 1 | Fair value, measurements, recurring | Collateral Pledged
Assets:
Marketable securities		5,835
Fair Value, Inputs, Level 2 | Fair value, measurements, recurring
Assets:
Cash and cash equivalents	0	0
Restricted cash	0	0
Marketable securities	0	0
Derivative instruments receivable	4,557
Liabilities:
Floating rate debt	2,075,867	2,089,930
Fixed rate debt	0	6,251
Derivative instruments payable	9,972	19,261
Fair Value, Inputs, Level 2 | Fair value, measurements, recurring | Collateral Pledged
Assets:
Marketable securities		0
Fair Value, Inputs, Level 3 | Fair value, measurements, recurring
Assets:
Cash and cash equivalents	0	0
Restricted cash	0	0
Marketable securities	0	0
Derivative instruments receivable	0
Liabilities:
Floating rate debt	0	0
Fixed rate debt	160,141	59,097
Derivative instruments payable	$ 0	0
Fair Value, Inputs, Level 3 | Fair value, measurements, recurring | Collateral Pledged
Assets:
Marketable securities		$ 0